Bank Premises and Equipment	12 Months Ended
Dec. 31, 2020
Bank Premises and Equipment

(5) Bank Premises and Equipment

A summary of bank premises and equipment, by asset classification, at December 31, 2020 and 2019 were as follows:

	Estimated
	useful lives				2020	2019

					(Dollars in Thousands)
Bank buildings and improvements	5	-	39	years	$577,656	$573,257
Furniture, equipment and vehicles	1	-	20	years	311,313	313,880
Land					117,848	118,099
Less: accumulated depreciation					(526,939)	(498,641)
Bank premises and equipment, net					$479,878	$506,595